Tax Managed Series
Tax Managed Series – Class A Summary Section
Investment Goal
The Series’ investment objective is to provide maximum long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
TAX MANAGED SERIES – CLASS A Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tax Managed Series CLASS A USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tax Managed Series CLASS A
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.43%	[1]
Less Fee Waiver and/or Expense Reimbursement	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	[1]
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue until at least February 28, 2017 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors. The Advisors' agreement to limit the Series' operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Tax Managed Series | CLASS A | USD ($)	122	430	760	1,693

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 60% of the average value of its portfolio.
Principal Investment Strategies
The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small-, large-, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
•  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•  Improving market share in consolidating industries.

•  Low price relative to fundamental or breakup value.
There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:
•  Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•  When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•  When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•  When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•  When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•  When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Due to its tax managed strategy, the Series is subject to the risk that low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
•  U.S. and/or foreign stock markets decline.

•  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.

•  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of expenses of the purchased ETF in addition to its own expenses.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A	(3.91%)	7.75%	6.86%	8.92%	Nov. 01, 1995
CLASS A | Return After Taxes on Distributions	(7.26%)	5.16%	5.38%	7.94%	Nov. 01, 1995
CLASS A | Return After Taxes on Distributions and Sale of Series Shares	0.54%	6.09%	5.57%	7.68%	Nov. 01, 1995
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%	8.52%	Nov. 01, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.